Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) (Fair Value, Measurements, Nonrecurring, USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 24,867,664		$ 35,433,640
Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	19,772,955	[1]	30,252,256	[1]
Fair Value Measurements, Valuation Techniques	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	3,229,710		3,947,226
Fair Value Measurements, Valuation Techniques	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Minimum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	14.00%
Maximum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	70.00%
Maximum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	80.00%
Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	23,002,665		34,199,482
Fair Value, Inputs, Level 3 | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	19,772,955	[1]	30,252,256	[1]
Fair Value, Inputs, Level 3 | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 3,229,710		$ 3,947,226

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF